Transamerica International Focus

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 5.9%
Goodman Group, REIT	378,074	$ 8,728,249
National Australia Bank Ltd.	607,534	15,344,281
QBE Insurance Group Ltd.	1,031,924	12,178,818
		36,251,348
Austria - 2.3%
Erste Group Bank AG	277,985	14,459,740
China - 1.6%
ANTA Sports Products Ltd.	454,500	4,068,156
Zijin Mining Group Co. Ltd., H Shares	2,842,000	5,764,613
		9,832,769
Denmark - 3.8%
Novo Nordisk AS, Class B	176,992	23,450,181
Finland - 1.2%
Metso OYJ	758,618	7,707,963
France - 11.5%
Hermes International SCA	3,775	8,249,638
LVMH Moet Hennessy Louis Vuitton SE	20,963	14,786,508
Sanofi SA	160,774	16,574,589
TotalEnergies SE	230,274	15,535,733
Vinci SA	135,721	15,488,200
		70,634,668
Germany - 3.2%
Bayerische Motoren Werke AG	84,701	7,855,943
Merck KGaA	68,207	12,186,700
		20,042,643
India - 1.8%
ICICI Bank Ltd., ADR	381,210	11,097,023
Ireland - 7.3%
CRH PLC	143,358	12,193,613
ICON PLC (A)	30,518	10,023,332
Kingspan Group PLC	107,272	10,036,817
Smurfit WestRock PLC	278,229	12,475,788
		44,729,550
Italy - 2.3%
Prysmian SpA	207,208	14,244,410
Japan - 21.5%
Asahi Group Holdings Ltd.	291,900	10,745,767
Hoya Corp.	97,500	12,216,822
ITOCHU Corp.	315,700	16,190,178
Mitsubishi Corp.	643,700	13,293,727
Nitto Denko Corp.	138,500	12,026,435
Pan Pacific International Holdings Corp.	544,881	14,215,513
Shin-Etsu Chemical Co. Ltd.	297,700	13,227,011
Tokio Marine Holdings, Inc.	395,000	15,497,077
Tokyo Electron Ltd.	74,800	15,651,702
Toyota Motor Corp.	495,400	9,517,008
		132,581,240
	Shares	Value
COMMON STOCKS (continued)
Mexico - 1.5%
Grupo Financiero Banorte SAB de CV, Class O	1,194,100	$ 8,967,126
Netherlands - 6.0%
ASML Holding NV	23,156	21,562,203
Wolters Kluwer NV	90,695	15,183,185
		36,745,388
Norway - 2.2%
DNB Bank ASA	670,351	13,849,477
Republic of Korea - 1.9%
Samsung Electronics Co. Ltd.	190,342	11,736,910
Singapore - 2.2%
DBS Group Holdings Ltd.	504,800	13,833,242
Sweden - 2.3%
Atlas Copco AB, A Shares	803,071	14,292,782
Switzerland - 2.3%
Coca-Cola HBC AG	393,694	14,365,860
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,914	9,602,141
United Kingdom - 14.5%
Associated British Foods PLC	428,559	13,681,857
BAE Systems PLC	900,441	15,017,649
Compass Group PLC	463,236	14,265,356
Diploma PLC	92,392	5,282,533
InterContinental Hotels Group PLC	123,027	12,394,431
Legal & General Group PLC	3,980,258	11,871,620
Shell PLC	464,546	16,939,150
		89,452,596
Total Common Stocks (Cost $506,323,083)		597,877,057

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2024, to be repurchased at $9,091,068 on 08/01/2024. Collateralized by a U.S. Government Obligation, 0.38%, due 12/31/2025, and with a value of $9,272,258.	$ 9,090,437	9,090,437
Total Repurchase Agreement (Cost $9,090,437)		9,090,437
Total Investments (Cost $515,413,520)		606,967,494
Net Other Assets (Liabilities) - 1.6%		9,742,826
Net Assets - 100.0%		$ 616,710,320
Transamerica Funds

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$52,165,410	$545,711,647	$—	$597,877,057
Repurchase Agreement	—	9,090,437	—	9,090,437
Total Investments	$52,165,410	$554,802,084	$—	$606,967,494
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds